FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
	PRMAX	PRMLX	PRMCX	PRMMX	PRMKX	PRMYX

Putnam Retirement Income Fund Lifestyle 1*

Summary prospectus
6|16|11

*Prior to June 16, 2011, the fund was known as Putnam RetirementReady Maturity Fund

A world of investing.℠

Putnam INVESTMENTS

Putnam Retirement Income Fund Lifestyle 1

Before you invest, you may wish to review the fund’s prospectus, which contains more information about the fund and its risks. You may obtain the prospectus and other information about the fund, including the statement of additional information (SAI) and most recent reports to shareholders, at no cost by visiting putnam.com/funddocuments, calling 1-800-225-1581, or e-mailing Putnam at funddocuments@putnam.com.

The fund’s prospectus and SAI, both dated 11/30/10, as supplemented from time to time, are incorporated by reference into this summary prospectus.

Goal

Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 76 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

		Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	4.00%	1.00*
Class B	NONE	5.00%**
Class C	NONE	1.00%
Class M	3.25%	0.40*
Class R	NONE	NONE
Class Y	NONE	NONE

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Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)***

							Total
							annual fund
							operating
		Distribu-		Acquired	Total		expenses
		tion and		fund	annual		after
	Manage-	service		fees and	fund	Expense	expense
Share	ment	(12b-1)	Other	expenses	operating	reim-	reimburse-
class	fees	fees	expenses	****	expenses	bursement	ment

Class A	0.00%	0.25%	0.07%	0.74%	1.06%	(0.07)%	0.99%
Class B	0.00%	1.00%	0.07%	0.74%	1.81%	(0.07)%	1.74%
Class C	0.00%	1.00%	0.07%	0.74%	1.81%	(0.07)%	1.74%
Class M	0.00%	0.50%	0.07%	0.74%	1.31%	(0.07)%	1.24%
Class R	0.00%	0.50%	0.07%	0.74%	1.31%	(0.07)%	1.24%
Class Y	0.00%	0.00%	0.07%	0.74%	0.81%	(0.07)%	0.74%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** Reflects Putnam Management’s contractual obligation to reimburse the fund for other expenses (excluding brokerage, interest, taxes, investment-related expenses, such as borrowing costs, payments under distribution plans, extraordinary expenses and acquired fund fees and expenses) through at least November 30, 2011.

**** Acquired fund fees and expenses are based on estimated amounts of the net annual fund operating expenses of the underlying funds for the current fiscal year, which are based on projected net expenses of each underlying fund. The projected net expenses of each underlying fund reflect a new management contract effective January 1, 2010 and Putnam Management’s contractual obligation to limit certain of the underlying funds’ expenses and assume the allocation of the fund’s assets among the underlying funds as described under Investments, risks and performance — Investments below.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

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Share class	1 year	3 years	5 years	10 years

Class A	$497	$717	$955	$1,636
Class B	$677	$863	$1,173	$1,924
Class B (no redemption)	$177	$563	$973	$1,924
Class C	$277	$563	$973	$2,121
Class C (no redemption)	$177	$563	$973	$2,121
Class M	$447	$720	$1,013	$1,847
Class R	$126	$408	$711	$1,573
Class Y	$76	$252	$443	$995

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 136%.

Investments, risks, and performance

Investments

The fund employs an asset allocation strategy designed for investors who are in or near retirement, or who otherwise intend to make periodic withdrawals of their investment in the near future. The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds.

The following table presents your fund’s approximate asset allocations as of November 30, 2010 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.

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				Putnam RetirementReady® Funds

Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Asset
Allocation:
Equity Portfolio	73.3%	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Asset
Allocation:
Growth Portfolio	16.0%	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%
Putnam Asset
Allocation:
Balanced Portfolio	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%
Putnam Asset
Allocation:
Conservative
Portfolio	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%
Putnam Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%
Putnam Absolute
Return 700 Fund	7.5%	7.5%	7.5%	7.5%	8.0%	10.5%	13.4%	13.7%	8.7%	0.0%
Putnam Absolute
Return 500 Fund	2.2%	2.2%	2.2%	2.2%	3.6%	5.0%	6.0%	10.0%	20.0%	30.0%
Putnam Absolute
Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.0%	1.2%	4.4%	8.4%	12.6%	21.0%
Putnam Absolute
Return 100 Fund	0.5%	0.7%	1.2%	2.0%	2.5%	2.5%	3.6%	4.7%	6.0%	9.0%

Equity**	95.0%	95.0%	91.0%	87.0%	81.0%	73.0%	64.0%	52.0%	40.0%	25.0%
Fixed Income**	5.0%	5.0%	9.0%	13.0%	19.0%	27.0%	36.0%	48.0%	60.0%	75.0%

Years to
retirement	45	40	35	30	25	20	15	10	5	0

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and treating Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund as fixed income investments, Putnam Absolute Return 500 Fund as 50% fixed income and 50% equity investments, and Putnam Absolute Return 700 Fund as equity investments. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change a fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will make gradual withdrawals from the fund. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. More information about the underlying funds is available in each of those funds’ prospectuses.

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Risks

It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of investments among the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The prices of stocks and bonds may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are usually greater for small and midsize companies. International investments traded in foreign currencies carry the risk of adverse impact of exchange rates on values. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The risks associated with bond investments include interest rate risk, which means the prices of the underlying fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the underlying fund’s investments may default on payments of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Our allocation of assets among permitted asset categories may hurt performance. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Investor profile

The fund is one of a suite of three Putnam Retirement Income Lifestyle Funds designed to offer a choice of potential risk/return profiles for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek assistance of a financial advisor in selecting a Putnam Retirement Income Lifestyle Fund and in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund’s performance results may not be sustainable.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

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Average annual total returns after sales charges
(for periods ending 12/31/09)

			Since inception
Share class	1 year	5 years	(11/1/04)

Class A before taxes	23.57%	0.98%	1.36%
Class A after taxes on distributions	21.40%	–0.70%	–0.29%
Class A after taxes on distributions
and sale of fund shares	15.28%	–0.02%	0.32%
Class B before taxes	22.82%	0.73%	1.25%
Class C before taxes	26.78%	1.07%	1.41%
Class M before taxes	23.94%	0.64%	1.01%
Class R before taxes	28.40%	1.55%	1.90%
Class Y before taxes	29.10%	2.07%	2.42%
Barclays Capital U.S. Aggregate Bond
Index (no deduction for fees, expenses or taxes)	5.93%	4.97%	4.82%
S&P 500 Index (no deduction for fees,
expenses or taxes)	26.46%	0.42%	1.83%

For the periods presented, the fund had higher sales charges than reflected in these returns. After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2004

Robert Kea, Portfolio Manager, portfolio manager of the fund since 2004

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2004

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Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless the shares are held through a tax-advantaged arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

Additional information, including current performance, is available at putnam.com/funddocuments, by calling 1-800-225-1581, or by e-mailing Putnam at funddocuments@putnam.com.

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Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

NP099 267938 6/11 Putnam Retail Management